SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Equity [Abstract]
Number of warrants, beginning balance	279,746	274,276	52,083
Weighted Average Exercise Price, beginning balance	$ 39.79	$ 48.48	$ 37.68
Granted	401,310	73,823	222,193
Weighted average exercise price, granted	$ 4.08	$ 18.00	$ 52.60
Exercised		(68,353)
Weighted average exercise price, exercised		$ 11.44
Number of warrants, ending balance	676,663	279,746	274,276
Weighted Average Exercise Price, ending balance	$ 18.25	$ 39.79	$ 48.48
Expired	(4,393)
Weighted average exercise price, granted	$ 95.90